DISCONTINUED OPERATIONS - Loss on disposal (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Working capital			$ (14.9)	$ (40.6)
Cash and cash equivalents			367.1	407.8	$ 544.9
Receivables and other current assets			85.7	128.0
Inventories			266.3	199.9
Property, plant and equipment			3,496.5	2,598.0
Other non-current assets			76.3	128.8
Accounts payable and accrued liabilities			(317.6)	(294.1)
Provisions			(5.4)	(5.6)
Other liabilities			0.0	(1.0)
Non-controlling interests			(58.1)	(76.0)
Assets			4,537.9	4,425.1
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets			$ 34.6	$ 785.6
Discontinued operations | Disposal of major subsidiary | Rosebel Mine
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds received on closing	$ 360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	(3.4)
Transaction costs	(8.7)
Net proceeds	387.3
Cash and cash equivalents	39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount	408.0
Non-controlling interests	(13.3)
Assets	394.7
Loss on sale of Rosebel	$ 7.4	$ 7.4